Agribusiness Receivables Certificates - Movement in Agribusiness Receivables Certificates (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Total	R$ 1,225,570	R$ 965,475	R$ 710,552	R$ 242,404
Agribusiness Receivables Certificates
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	420,000
Transaction cost	(17,741)
Transaction cost amortization	2,388
Accrued interest	28,535
Interest payment	(27,617)
Total	R$ 405,565	R$ 0